DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2013
DEPOSITS
Schedule of distribution of deposits

  The distribution of deposits at December 31 is as follows (dollars in thousands):

	2013	2012
Noninterest bearing	$72,936	$67,652
NOW, money market, checking	149,123	155,465
Savings	13,039	13,829
CDs <$100,000	140,495	135,550
CDs >$100,000	23,159	24,355
Brokered	67,547	37,706

Total deposits	$466,299	$434,557

Schedule of maturities of non-brokered time deposits outstanding

 Maturities of non-brokered time deposits outstanding at December 31, 2013 are as follows (dollars in thousands):

2014	$87,574
2015	38,887
2016	32,558
2017	4,077
2018	397
Thereafter	161

Total	$163,654